Selected cash flow information	12 Months Ended
Mar. 31, 2024
Cash Flow Information [Abstract]
Selected cash flow information	Selected cash flow information
Changes in non-cash operating items

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Trade receivables	(12.4)	(4.6)	(8.7)
Inventories	27.2	(49.9)	(60.7)
Other current assets	2.8	(9.4)	(3.4)
Accounts payable and accrued liabilities	(9.5)	(16.8)	(8.5)
Provisions	5.2	9.0	3.7
Other	(2.8)	(3.7)	(5.2)
Change in non-cash operating items	10.5	(75.4)	(82.8)
Changes in liabilities and equity arising from financing activities

	Mainland China Facilities	Japan Facility	Revolving Facility	Term Loan	Lease liabilities	Share capital
	$	$	$	$	$	$
April 2, 2023	9.8	13.7	(0.5)	395.7	334.8	118.7
Cash flows:
Mainland China Facilities borrowings	(9.8)	—	—	—	—	—
Japan Facility borrowings	—	(8.3)	—	—	—	—
Term Loan repayments	—	—	—	(4.0)	—	—
Transactions costs on financing activities	—	—	(0.1)	(0.1)	—	—
Normal course issuer bid purchase of subordinate voting shares	—	—	—	—	—	(140.2)
Principal payments on lease liabilities	—	—	—	—	(69.2)	—
Issuance of shares	—	—	—	—	—	0.1
Additions from business combination	—	—	—	—	1.2	—
Non-cash items:
Accrued transaction costs	—	—	(0.7)	—	—	—
Amortization of deferred transaction costs	—	—	0.3	0.2	—	—
Unrealized foreign exchange loss (gain)	—	—	—	0.7	(2.2)	—
Additions and amendments to lease liabilities (note 13)	—	—	—	—	65.9	—
Share purchase charge to retained earnings (note 18)	—	—	—	—	—	122.4
Contributed surplus on share issuances (note 18)	—	—	—	—	—	3.9
March 31, 2024	—	5.4	(1.0)	392.5	330.5	104.9

	Mainland China Facilities	Japan Facility	Revolving Facility	Term Loan	Lease liabilities	Net derivative asset on terminated contracts	Share capital
	$	$	$	$	$	$	$
April 3, 2022	—	—	(0.9)	370.0	250.7	(7.3)	118.5
Cash flows:
Cash inflow from business combination	—	19.4	—	—	3.2	—	—
Mainland China Facilities borrowings	9.8	—	—	—	—	—	—
Japan Facility repayments	—	(5.7)	—	—	—	—	—
Term Loan repayments	—	—	—	(4.0)	—	—	—
Normal course issuer bid purchase of subordinate voting shares	—	—	—	—	—	—	(26.7)
Principal payments on lease liabilities	—	—	—	—	(62.2)	—	—
Settlement of term loan derivative contracts	—	—	—	—	—	8.6	—
Non-cash items:
Amortization of deferred transaction costs	—	—	0.4	0.2	—	—	—
Fair market valuation	—	—	—	—	—	(0.6)	—
Unrealized foreign exchange loss (gain)	—	—	—	29.5	11.5	(0.7)	—
Additions and amendments to lease liabilities (note 13)	—	—	—	—	132.3	—	—
Derecognition on termination of lease liabilities (note 13)	—	—	—	—	(0.7)	—	—
Share purchase charge to retained earnings (note 18)	—	—	—	—	—	—	24.3
Normal course issuer bid purchase of subordinate voting shares held for cancellation (note 18)	—	—	—	—	—	—	(0.1)
Contributed surplus on share issuances (note 18)	—	—	—	—	—	—	2.7
April 2, 2023	9.8	13.7	(0.5)	395.7	334.8	—	118.7